Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables.
Trade receivables	$ 241,228	$ 28,058	$ 287
Interest receivable	12,918	1,325	993
Other receivables	21,551	8,838	5,698
Total trade and other current receivables	$ 275,697	$ 38,221	$ 6,978